Assets classified as held for sale	12 Months Ended
Dec. 31, 2017
Assets classified as held for sale
Assets classified as held for sale

26.        Assets classified as held-for-sale

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Assets related to employee’s living quarters	37,471	50,813	72,197

Non-current assets are classified as held-for-sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the non-current asset is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.